DIVIDENDS (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 $ / shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 $ / shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 $ / shares	Dec. 31, 2017 $ / shares	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Dividend per ordinary share:
Interim dividend | ¥	¥ 7,744		¥ 13,260		¥ 11,890
Interim dividend per ordinary share | $ / shares		$ 0.20		$ 0.33		$ 0.30
Final dividend | ¥	18,107		15,713		11,633
Final dividend per ordinary share | $ / shares				$ 0.45		$ 0.40	$ 0.30
Final dividend proposed by the Board of Directors - not recognized as a liability as at the end of the year | ¥	¥ 9,314		¥ 18,107		¥ 15,713
Final dividend proposed per ordinary share by the Board of Directors - not recognized as a liability as at the end of the year | $ / shares		$ 0.25
Corporate income tax rate	10.00%		10.00%		10.00%		10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%